Income Taxes (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Percentage Of Additional Corporate Income Tax Rate On Undistributed Income	10.00%
Percentage Of Surtax Rate	10.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	17.00%	17.00%	17.00%
Income Tax Exemption Per Basic and Diluted Earnings Share	$ 0.01	$ 0.01	$ 0.01
Undistributed Earnings of Foreign Subsidiaries	$ 620,390
Deferred Tax Assets, Valuation Allowance	$ 44,320	$ 40,966	$ 38,347	$ 44,995
Percentage Of Income Tax Payable	50.00%
Percentage Of Research and Development Expenditure For Current Year On Investment Tax Credit	15.00%
Cap Percentage Of Income Tax Payable For Current Year	30.00%
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 1,335	788
Combined Tax Rate	23.85%
Tax Exemption From Income	$ 1,759	2,843	2,392
Income Tax Expense (Benefit)	11,405	21,591	19,476
Income Tax Reconciliation, Tax Credits, Investment	4,242	4,525	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	110	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	106	110
Himax Media Solution, Inc [Member]
Income Tax [Line Items]
Income Tax Expense (Benefit)	0	1,221	$ 143
Except For Himax Taiwan, Himax Semiconductor, Himax Korea, Himax Japan, Himax Technologies (Suzhou) Co., Ltd., Himax Technologies (Shenzhen) Co., Ltd., and Himax Imaging Corp [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 44,320	$ 40,966